RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2022
Related party transactions [abstract]
Summary of Compensation Paid or Payable to Key Management	Compensation paid or payable to key management was comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Salaries and remuneration to key management and executive directors	1,053	1,036	2,403	2,015
Non-executive directors’ fees	129	122	255	183
	1,182	1,158	2,658	2,198

Summary of Transactions Carried Out with Related Parties
The following transactions were carried out with related parties:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Expenses
Remuneration paid as consultancy fees	443	756	1,005	1,012
Share-based payments	470	74	971	722
Salaries and wages	269	369	681	458
Other expenses	4	4	8	8
	1,186	1,203	2,665	2,200

Summary of Warrants Held by Related Parties	At June 30, 2022 and December 31, 2021, the following options and warrants were held by related parties:

	As At June 30,	As At December 31,
	2022	2021
Key management and executive directors	4,662,930	6,216,514